Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 slord@statestreet.com

May 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 12, 2016 to the prospectuses for the following funds:

iShares Edge MSCI Intl Momentum Factor ETF

iShares Edge MSCI Intl Quality Factor ETF

iShares Edge MSCI Intl Size Factor ETF

iShares Edge MSCI Intl Value Factor ETF

iShares Edge MSCI Min Vol Asia ex Japan ETF

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

iShares Edge MSCI Min Vol EAFE ETF

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Min Vol Global Currency Hedged ETF

iShares Edge MSCI Min Vol Japan ETF

iShares Edge MSCI Min Vol USA ETF

iShares Edge MSCI Multifactor Global ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Edge MSCI USA Momentum Factor ETF

iShares Edge MSCI USA Quality Factor ETF

iShares Edge MSCI USA Size Factor ETF

iShares Edge MSCI USA Value Factor ETF

The purpose of this filing is to submit the 497 dated May 12, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord cc: Benjamin Haskin, Esq.